SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Inventory

	December 31, 2021	December 31, 2020
Raw materials	$—	$31
Finished goods	—	240
	$—	$271

Schedule of Property and Equipment, net	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	15%-33%
Electronic equipment	10%-33%
Office furniture and equipment	6%
Leasehold improvements	Shorter of the term of the lease or useful life
Property and equipment, net consists of:

	December 31, 2021	December 31, 2020
Computers and software	$1,266	$567
Furniture and equipment	129	82
Electronic equipment	976	152
Vehicles	177	109
Leasehold improvements	493	170
Construction in progress	199	—
	$3,240	$1,080
Less - accumulated depreciation and amortization	(565)	(325)
Total	$2,675	$755

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	December 31, 2021			December 31, 2020			December 31, 2019
Expected volatility	60.8%	—	69.0%	53.8%	—	66.2%	53.8%	—	60.6%
Risk-Free interest rate	0.53%	—	1.07%	0.38%	—	2.38%	1.75%	—	2.38%
Expected dividend yield	0%			0%			0%
Expected life (years)	5.10			5.33			5.72

Schedule of Contract Liabilities	Contract liabilities consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Deferred revenues, current	$—	$—
Deferred revenues, non-current	$943	$—